Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued expenses	$ 13,716	$ 30,953
Employee benefits other than pension	22,829	43,197
Deferred revenue	51,151	75,727
Pension obligations	24,989	43,145
Tax loss carryforwards	156,327	312,073
Non-U.S. operations	14,565	(760)
Incentive consideration	5,381	12,586
Tax credit carryforwards	58,848	58,357
Suspended loss	14,478	23,702
Other	243	(562)
Total deferred tax assets	362,527	598,418
Deferred tax liabilities:
Depreciation and amortization	(21,317)	(42,238)
Software developed for internal use	(180,108)	(286,653)
Intangible assets	(134,484)	(173,838)
Unrealized gains and losses	(29,669)	(5,050)
Investment in partnership	(5,932)	(9,788)
Total deferred tax liabilities	(371,510)	(517,567)
Valuation allowance	(59,001)	(74,523)
Net deferred tax (liability) asset	$ (67,984)	$ 6,328